Debt - Summary of long-term debt instruments (Detail) - 12 months ended Dec. 31, 2021 $ in Thousands	USD ($)	MXN ($)	CLP ($)	BRL (R$)
HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Issuance date	February 2020
Maturity date	March 2023
Currency	Mexican Pesos
Principal amount in original currency	$ 5,100	$ 100,000,000
Debt instrument description	TIIE(1)+3.25%
Interest payment	Monthly
Bank Sabadell I [Member]
Debt Instrument [Line Items]
Issuance date	January 2020
Maturity date	March 2023
Currency	Mexican Pesos
Principal amount in original currency	$ 4,433	83,831,941
Interest payment	Monthly
Bank Sabadell II [Member]
Debt Instrument [Line Items]
Principal amount in original currency		$ 20,000,000
Debt instrument description	TIIE(1)+2.5%
Banco de Crédito e Inversiones [Member]
Debt Instrument [Line Items]
Issuance date	June 2020
Maturity date	May 2024
Currency	Chilean Pesos
Principal amount in original currency	$ 640		$ 500,000,000
Debt Instrument, variable Interest Rate	3.50%
Interest payment	Monthly
Itaú Unibanco S.A.[Member]
Debt Instrument [Line Items]
Issuance date	November 2020
Maturity date	November 2026
Currency	Reais
Principal amount in original currency	$ 3,571			R$ 20,200,000
Debt Instrument, variable Interest Rate	4.00%
Interest payment	Quarterly